Convertible Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Convertible Notes Payable [Member]
Convertible Debt [Table Text Block]
	March 31,	December 31,
	2017	2016
Year of issuance:
2010 (due August 2013)	$25,000	$25,000
Accrued interest	20,063	19,323
Notes payable	$45,063	$44,323

	December 31,
	2016	2015
Year of issuance:
2010 (due August 2013)	$25,000	$25,000
2015 (due May 2017)	-	500,000
Accrued interest	19,323	32,890
Total principal and interest	44,323	557,890
Non-current portion of convertible notes payable	-	516,575
Current portion of notes payable	$44,323	$41,315